Annual Total Returns - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity International Index Fund - Fidelity International Index Fund
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(0.73%)
Annual Return 2016	1.34%
Annual Return 2017	25.38%
Annual Return 2018	(13.52%)
Annual Return 2019	22.00%
Annual Return 2020	8.17%
Annual Return 2021	11.45%
Annual Return 2022	(14.24%)
Annual Return 2023	18.31%
Annual Return 2024	3.71%